Property, Plant and Equipment (Tables) (Cheniere Energy Partners, LP [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	September 30,	December 31,
	2014	2013
LNG terminal costs
LNG terminal	$2,239,653	$2,225,412
LNG terminal construction-in-process	6,554,112	4,448,541
LNG site and related costs, net	143	149
Accumulated depreciation	(334,447)	(291,265)
Total LNG terminal costs, net	8,459,461	6,382,837
Fixed assets
Computer and office equipment	1,078	612
Vehicles	1,507	907
Machinery and equipment	1,508	1,490
Furniture and fixtures	1,375	373
Other	1,646	590
Accumulated depreciation	(3,553)	(2,870)
Total fixed assets, net	3,561	1,102
Property, plant and equipment, net	$8,463,022	$6,383,939

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2013	2012
LNG terminal costs
LNG terminal	$2,225,412	$2,224,230
LNG terminal construction-in-process	4,448,541	1,228,647
LNG site and related costs, net	149	156
Accumulated depreciation	(291,265)	(234,349)
Total LNG terminal costs, net	6,382,837	3,218,684

Fixed assets
Computer and office equipment	612	368
Vehicles	907	704
Machinery and equipment	1,490	1,473
Other	963	760
Accumulated depreciation	(2,870)	(2,397)
Total fixed assets, net	1,102	908

Property, plant and equipment, net	$6,383,939	$3,219,592

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
The identifiable components of the Sabine Pass LNG terminal with similar estimated useful lives have a depreciable range between 15 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Natural gas pipeline facilities	40
Marine berth, electrical, facility and roads	35
Regasification processing equipment (recondensers, vaporization and vents)	30
Sendout pumps	20
Others	15-30